Equity-Based Compensation - Summary of Unvested Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning balance | shares	0
Granted | shares	2,590,472
Vested | shares	0
Forfeitures | shares	0
Shares, Ending balance | shares	2,590,472
Weighted Average Grant Date Fair Value, Beginning balance | $ / shares	$ 0
Weighted Average Grant Date Fair Value, Granted | $ / shares	14.75
Weighted Average Grant Date Fair Value, Vested | $ / shares	0
Weighted Average Grant Date Fair Value, Forfeitures | $ / shares	0
Weighted Average Grant Date Fair Value, Ending balance | $ / shares	$ 14.75